                                                                    Exhibit 99.2

EXHIBIT C

CLASS A CUSIP #00761HBC4
CLASS B CUSIP #00761HBD2
CLASS C CUSIP #00761HBE0

                         MONTHLY NOTEHOLDER'S STATEMENT
                               ADVANTA BANK CORP.
                       ADVANTA BUSINESS CARD MASTER TRUST
                                  SERIES 2003-D
                        PERIOD ENDING SEPTEMBER 30, 2006

Capitalized terms used in this statement have their respective meanings set forth in the Master Indenture as amended and as supplemented by the Series 2003-D Indenture Supplement, the Transfer and Servicing Agreement as amended or the Trust Agreement as amended. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as amended and as supplemented by the Series 2003-D Indenture Supplement.

The information which is required to be prepared with respect to the Payment Date of October 20, 2006 and with respect to the performance of the Trust during the Monthly Period of September 1, 2006 through September 30, 2006 is set forth below.

The Interest Period for all classes includes the previous Payment Date through and including the day preceding the current Payment Date. Interest is calculated on the basis of 360-day year and the actual number of days in the related Interest Period.

The Record Date with respect to the current Payment Date is October 19, 2006.

The Determination Date with respect to the current calendar month is October 11, 2006.

The documents mentioned above may be found in the following Securities and Exchange Commission ("SEC") filings.

Master Indenture, dated as of   Included in Exhibit 4.1 to the Form 8-K filed
August 1, 2000.                 with the SEC on August 30, 2000 by Advanta
                                Business Receivables Corp.

Amendment No. 1 to the Master   Included in Exhibit 4.1 to the Form 8-K filed
Indenture, dated as of May 9,   with the SEC on May 19, 2006 by Advanta Business
2006.                           Receivables Corp.

Series 2003-D Indenture         Included in Exhibit 4.1 to the Form 8-K filed
Supplement, dated as of         with the SEC on December 10, 2003 by Advanta
December 1, 2003.               Business Receivables Corp.

Transfer and Servicing          Included in Exhibit 4.3 to the Form 8-K filed
Agreement ("TSA"), dated as     with the SEC on August 30, 2000 by Advanta
of August 1, 2000.              Business Receivables Corp.

Amendment No. 1 to the TSA,     Included in Exhibit 4.3 to the Form 8-K filed
dated as of May 9, 2006.        with the SEC on May 19, 2006 by Advanta Business
                                Receivables Corp.

Trust Agreement, dated as of    Included in Exhibit 4.4 to the Form 8-K filed
August 1, 2000.                 with the SEC on August 30, 2000 by Advanta
                                Business Receivables Corp.

Amendment No. 1 to the Trust    Included in Exhibit 4.2 to the Form 8-K filed
Agreement, dated as of May 9,   with the SEC on May 19, 2006 by Advanta Business
2006.                           Receivables Corp.

I. Information regarding the current monthly principal distribution to the Noteholders

                            Total amount of
                         principal to be paid   Per $1,000
                         --------------------   ----------
1. Class A Noteholders            $--               --
2. Class B Noteholders            $--               --
3. Class C Noteholders            $--               --
4. Class D Noteholders            $--               --

II. Information regarding the current monthly interest distribution to the Noteholders

                           Total amount of
                         interest to be paid   Per $1,000
                         -------------------   ----------
1. Class A Noteholders       $1,493,333.33       4.66667
2. Class B Noteholders       $  199,800.00       5.40000
3. Class C Noteholders       $  198,891.67       6.85833
4. Class D Noteholders       $  149,683.33      10.69167

III. Information regarding the total monthly distribution to the Noteholders

                          Total amount
                           to be paid    Per $1,000
                         -------------   ----------
1. Class A Noteholders   $1,493,333.33     4.66667
2. Class B Noteholders   $  199,800.00     5.40000
3. Class C Noteholders   $  198,891.67     6.85833
4. Class D Noteholders   $  149,683.33    10.69167

IV. Information regarding the performance of the Advanta Business Card Master Trust

1.   The aggregate amount of such Collections with respect
     to Principal Receivables for the Monthly Period
     preceding such Payment Date ..........................                  $  906,503,117.79
                                                                             -----------------
2.   The aggregate amount of such Collections with respect
     to Finance Charge and Administrative Receivables for
     the Monthly Period preceding such Payment Date .......                  $   71,183,675.65
                                                                             -----------------
2a.  Interchange for the Monthly Period preceding such
     Payment Date (included in the amount shown above on
     line item IV. 2.) ....................................                  $   16,959,378.32
                                                                             -----------------

2b.  Recoveries for the Monthly Period preceding such
     Payment Date (included in the amount shown above on
     line item IV. 2.) ....................................                  $    3,332,026.99
                                                                             -----------------
3.   The Defaulted Amount for the preceding Monthly
     Period ...............................................                  $   13,768,285.35
                                                                             -----------------
4.   The annualized percentage equivalent of a fraction,
     the numerator of which is the Defaulted Amount less
     Recoveries for the preceding Monthly Period, and the
     denominator is the average Receivables for the
     preceding Monthly Period .............................                               2.84%
                                                                             -----------------
5.   The total amount of Principal Receivables in the Trust
     at the beginning of the preceding Monthly Period .....                  $4,327,080,636.74
                                                                             -----------------
6.   The total amount of Principal Receivables in the Trust
     as of the last day of the preceding Monthly Period ...                  $4,374,982,588.34
                                                                             -----------------
7.   The total amount of Finance Charge and Administrative
     Receivables in the Trust at the beginning of the
     preceding Monthly Period .............................                  $   59,790,935.60
                                                                             -----------------
8.   The total amount of Finance Charge and Administrative
     Receivables in the Trust as of the last day of the
     preceding Monthly Period .............................                  $   61,280,857.64
                                                                             -----------------
9.   The aggregated Adjusted Invested Amounts of all Series
     of Notes outstanding as of the last day of the
     preceding Monthly Period .............................                  $3,401,718,346.00
                                                                             -----------------
10.  The Transferor Interest as of the last day of the
     preceding Monthly Period .............................                  $  973,264,242.34
                                                                             -----------------
11.  The transferor percentage as of the last day of the
     preceding Monthly Period .............................                              22.25%
                                                                             -----------------
12.  The Required Transferor Percentage ...................                               6.00%
                                                                             -----------------
13.  The Required Transferor Interest .....................                  $  262,498,955.30
                                                                             -----------------
14.  The monthly principal payment rate for the preceding
     Monthly Period .......................................                              20.95%
                                                                             -----------------
15.  The balance in the Excess Funding Account as of the
     last day of the preceding Monthly Period .............                  $              --
                                                                             -----------------
16.  The aggregate outstanding balance of the Accounts
     which were delinquent as of the close of business on
     the last day of the Monthly Period preceding such
     Payment Date:

                                                Percentage
                                                 of Total       Aggregate
                                               Receivables   Account Balance
                                               -----------   ---------------
(a) Delinquent between 30 days and 59 days        0.86%      $ 37,987,204.89
(b) Delinquent between 60 days and 89 days        0.66%      $ 29,313,464.72
(c) Delinquent between 90 days and 119 days       0.51%      $ 22,803,810.15
(d) Delinquent between 120 days and 149 days      0.38%      $ 16,884,345.71
(e) Delinquent between 150 days and 179 days      0.38%      $ 16,786,924.78
(f) Delinquent 180 days or greater                0.00%      $            --
                                                  ----       ---------------
(g) Aggregate                                     2.79%      $123,775,750.25
                                                  ====       ===============

V.   Information regarding Series 2003-D

1.   The amount of Principal Receivables in the Trust
     represented by the Invested Amount of Series 2003-D as
     of the last day of the related Monthly Period ........                  $  400,000,000.00
                                                                             -----------------
2.   The amount of Principal Receivables in the Trust
     represented by the Adjusted Invested Amount of Series
     2003-D on the last day of the related Monthly
     Period ...............................................                  $  400,000,000.00
                                                                             -----------------
                                                              NOTE FACTORS

3.   The amount of Principal Receivables in the Trust
     represented by the Class A Note Principal Balance on
     the last day of the related Monthly Period ...........      1.0000      $  320,000,000.00
                                                                             -----------------
4.   The amount of Principal Receivables in the Trust
     represented by the Class B Note Principal Balance on
     the last day of the related Monthly Period ...........      1.0000      $   37,000,000.00
                                                                             -----------------
5.   The amount of Principal Receivables in the Trust
     represented by the Class C Note Principal Balance on
     the last day of the related Monthly Period ...........      1.0000      $   29,000,000.00
                                                                             -----------------
6.   The amount of Principal Receivables in the trust
     represented by the Class D Note Principal Balance on
     the last day of the related Monthly Period ...........      1.0000      $   14,000,000.00
                                                                             -----------------
7.   The Floating Investor Percentage with respect to the
     period:

September 1, 2006 through September 19, 2006                                         9.2441078%
                                                                             -----------------
September 20, 2006 through September 30, 2006                                        9.1295413%
                                                                             -----------------
8.   The Fixed Investor Percentage with respect to the
     period:

September 1, 2006 through September 19, 2006                                         9.2441078%
                                                                             -----------------
September 20, 2006 through September 30, 2006                                        9.1295413%
                                                                             -----------------
9.   The amount of Investor Principal Collections
     applicable to Series 2003-D ..........................                  $   83,402,129.93
                                                                             -----------------
10a. The amount of Available Finance Charge Collections on
     deposit in the Collection Account for the related
     Monthly Period .......................................                  $    4,721,124.48
                                                                             -----------------
10b. Pursuant to Section 8.04(a) of the Master Indenture,
     the amount of Available Finance Charge Collections not
     on deposit in the Collection Account for the related
     Monthly Period .......................................                  $    1,866,776.57
                                                                             -----------------
11.  The Investor Default Amount for the related Monthly
     Period ...............................................                  $    1,258,865.96
                                                                             -----------------

12.  The Monthly Servicing Fee for the related Monthly
     Period ...............................................                  $      666,666.67
                                                                             -----------------
13.  The excess spread amount for the related Monthly
     Period (Available Finance Charge Collections minus the
     sum of the amounts determined pursuant to subsections
     4.04 (a) (i) - (v) and subsection 4.04 (a) (viii) of
     the Series 2003-D Indenture Supplement) ..............                  $    2,620,660.09
                                                                             -----------------
14.  Trust yields for the related Monthly Period

        a. The cash yield for the related Monthly Period ..                              19.77%
                                                                             -----------------
        b. The default rate for the related Monthly
           Period .........................................                               3.78%
                                                                             -----------------
        c. The Net Portfolio Yield for the related Monthly
           Period .........................................                              15.99%
                                                                             -----------------
        d. The Base Rate for the related Monthly Period ...                               8.13%
                                                                             -----------------
        e. The Excess Spread Percentage for the related
           Monthly Period .................................                               7.86%
                                                                             -----------------
        f. The Quarterly Excess Spread Percentage for the
           related Monthly Period .........................                               7.50%
                                                                             -----------------
           i)   Excess Spread Percentage related to Sep-06                                7.86%
                                                                             -----------------
           ii)  Excess Spread Percentage related to Aug-06                                7.58%
                                                                             -----------------
           iii) Excess Spread Percentage related to Jul-06                                7.05%
                                                                             -----------------
15.  Floating Rate Determinations:

LIBOR for the Interest Period from September 20, 2006
through and including October 19, 2006                                                 5.33000%
                                                                             -----------------
16.  Principal Funding Account

        a. The beginning Principal Funding Account Balance
           (ending balance as of the previous Payment
           Date) ..........................................                  $              --
                                                                             -----------------
        b. Principal Funding Investment Proceeds for the
           related Payment Date ...........................                  $              --
                                                                             -----------------
        c. Principal Funding Investment Proceeds withdrawn
           and deposited into the Collection Account to be
           treated as Available Finance Charge Collections
           for the related Payment Date ...................                  $              --
                                                                             -----------------
        d. During the Controlled Accumulation Period, the
           Monthly Principal deposited into the Principal
           Funding Account ................................                  $  200,000,000.00
                                                                             =================
        e. On the earliest to occur of (a) the first
           Payment Date during the Early Amortization
           Period and (b) the Expected Final Principal
           Payment Date, the amount withdrawn for payment
           to the Noteholders .............................                  $              --
                                                                             -----------------
        f. The ending Principal Funding Account Balance on
           the related Payment Date .......................                  $  200,000,000.00
                                                                             =================
        g. The Accumulation Shortfall with respect to the
           related Monthly Period .........................                  $              --
                                                                             -----------------
17.  Reserve Account

        a. The beginning Reserve Account balance (ending
           balance as of the previous Payment Date) .......                  $      500,000.00
                                                                             -----------------
        b. Interest earnings on the Reserve Account .......                  $        2,150.66
                                                                             -----------------
        c. Interest earnings on the Reserve Account
           withdrawn and deposited into the Collection
           Account to be treated as Available Finance
           Charge Collections for the related Payment
           Date ...........................................                  $        2,150.66
                                                                             -----------------
        d. On each Payment Date from and after the Reserve
           Account Funding Date, the amount deposited into
           the Reserve Account pursuant to subsection
           4.04(a)(vii) of the Series 2003-D Indenture
           Supplement .....................................                  $              --
                                                                             -----------------
        e. The Reserve Draw Amount deposited into the
           Collection Account and treated as Available
           Finance Charge Collections for the related
           Monthly Period .................................                  $              --
                                                                             -----------------
        f. The Reserve Account Surplus withdrawn and
           deposited into the Cash Collateral Account .....                  $              --
                                                                             -----------------
        g. Amount withdrawn from the Reserve Account and
           paid to the holders of the Trust Beneficial
           Interests pursuant to subsection 4.10(f) of the
           Series 2003-D Indenture Supplement .............                  $              --
                                                                             -----------------
        h. The ending Reserve Account balance on the
           related Payment Date ...........................                  $      500,000.00
                                                                             =================
        i. The Required Reserve Account Amount on the
           related Payment Date ...........................                  $      500,000.00
                                                                             -----------------
        j. The Available Reserve Account Amount on the
           related Payment Date ...........................                  $      500,000.00
                                                                             -----------------

18.  Cash Collateral Account

        a. The beginning Cash Collateral Account balance
           (ending balance as of the previous Payment
           Date) ..........................................                  $    9,000,000.00
                                                                             -----------------
        b. Investment Earnings since the preceding Payment
           Date ...........................................                  $       38,706.18
                                                                             -----------------
        c. Amount withdrawn from the Cash Collateral
           Account to cover disbursements pursuant to
           subsections 4.04(a)(iv) and 4.04(a)(viii) of the
           Series 2003-D Indenture Supplement .............                  $              --
                                                                             -----------------
        d. Amount withdrawn from the Cash Collateral
           Account on the Series 2003-D Final Maturity Date
           for distributions to the Class C Noteholders and
           the Class D Noteholders ........................                  $              --
                                                                             -----------------
        e. Amount withdrawn from the Cash Collateral
           Account on the day following the occurrence of
           an Event of Default for distributions to the
           Class C Noteholders and the Class D
           Noteholders ....................................                  $              --
                                                                             -----------------
        f. Amount deposited into the Cash Collateral
           Account to cover any Cash Collateral Account
           Deficiency .....................................                  $              --
                                                                             -----------------
        g. Amount withdrawn from the Cash Collateral
           Account equaled to the excess over the Required
           Cash Collateral Account Amount and paid to the
           Transferor .....................................                  $       38,706.18
                                                                             -----------------
        h. Remaining Cash Collateral Account amount
           withdrawn on the date on which the Class C Note
           Principal Balance and the Class D Note Principal
           Balance have been paid in full and paid to the
           Transferor .....................................                  $              --
                                                                             -----------------
        i. The ending Cash Collateral Account balance on
           the related Payment Date .......................                  $    9,000,000.00
                                                                             =================
        j. The Required Cash Collateral Account Amount on
           the related Payment Date .......................                  $    9,000,000.00
                                                                             -----------------
        k. The Available Cash Collateral Account Amount on
           the related Payment Date .......................                  $    9,000,000.00
                                                                             -----------------

19.  Investor Charge-Offs

        a. The aggregate amount of Investor Charge-Offs for
           the related Monthly Period .....................                  $              --
                                                                             -----------------
        b. The aggregate amount of Investor Charge-Offs
           reimbursed on the Payment Date .................                  $              --
                                                                             -----------------
20.  The Monthly Principal Reallocation Amount for the
     related Monthly Period ...............................                  $              --
                                                                             -----------------

Advanta Bank Corp.
as Servicer


By: /s/ DAVID B. WEINSTOCK
    ---------------------------------
Name: David B. Weinstock
Title: Vice President